EQUIPMENT (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Depreciation	$ 43,487	$ 2,294		$ 55,616	$ 19,781
Canfield [Member]
Depreciation					63,758	$ 62,825
Copa Di Vino Corporation [Member]
Depreciation			$ 151,800		$ 173,300	$ 177,000